Capital management	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Capital management
51

Capital management
Objectives
Group Treasury (“GT”) Balance Sheet & Capital Management, is responsible for maintaining the adequate capitalisation of ING Group and ING Bank entities, to manage the risk associated with

ING’s business activities.
This involves not only managing, planning and allocating

capital within ING Group, ING Bank and its various
entities, but also helping to execute necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and operating environment. This means GT Balance Sheet & Capital Management takes
into account both regulatory and internal, economic based metrics and requirements as well as the interests of
key stakeholders such as shareholders and rating agencies. ING Group’s capital position and capital distributions
are managed based on IFRS-EU.
ING applies the following main capital definitions:
Common equity Tier 1 capital (CET1) - is defined as shareholders’ equity less regulatory adjustments.
CET1 capital divided by risk-weighted assets equals the CET1 ratio.
Tier 1 capital – is defined as CET1 capital plus Additional Tier 1

(hybrid) securities and other regulatory
adjustments. Tier 1 capital divided by risk-weighted assets equals the Tier 1 capital ratio.
Total

capital – is Tier 1 capital plus subordinated Tier 2 liabilities and regulatory adjustments.

Total
capital divided by risk-weighted assets equals the Total capital ratio.
CET1 ratio ambition – is built on the CET1 requirements specified for ING, uncertainty of expected
regulatory RWA inflation, potential increase in the regulatory requirement of the Countercyclical Buffer and the potential impact of a standardised and pre-determined stress scenario.
Leverage ratio (LR) – is defined as Tier 1 capital divided by the leverage exposure.
Total

Loss Absorbing Capacity (TLAC) – Total capital plus senior unsecured bonds and amortisations.
TLAC ratios are based on both risk-weighted assets and leverage exposure.

Minimum Required Eligible Liabilities (MREL) – Total capital plus senior unsecured bonds and amortisations. MREL ratios are based on both risk-weighted assets and leverage exposure.

Capital developments
ING’s capital position remained strong despite Covid-19 uncertainty. At both the consolidated and entity level,
ING has sufficient buffers to withstand various stressed scenarios.

ING’s CET1 ambition level of around 12.5 % is well above the prevailing Maximum Distributable Amount (MDA)
level of 10.51%, implying a management buffer of about 200

basis points.

ING’s capital ratios at the end of the year improved compared to 2020 primarily due to the addition of 50 % of the full year 2021 net profit to CET1 capital. This was only partly offset by higher risk-weighted assets that were mainly driven by model impacts,

reflecting the ongoing redevelopment of internal models and EBA guidelines.

ING Groep N.V.

has a CET1 ratio of
15.9 % at 31 December 2021 versus an overall SREP requirement (including buffer requirements) of 10.51%. The Group’s Tier 1 ratio increased to 18.1%. All AT1 securities outstanding at 31
December 2021 are CRR-compliant. The Total capital ratio (including grandfathered securities) increased from
20.1 % to 21.0 % compared to last year.
ING Group capital position according to

CRR II / CRD V
in EUR million 2021 2020
Shareholders’ equity 1) 53,919 54,637
- Interim profits not included in CET1 capital
2)
-1,568 -3,266
- Other adjustments -2,590 -4,037
Regulatory adjustments -4,159 -7,303
Available common equity Tier 1 capital 49,760 47,333
Additional Tier 1 securities 3) 6,808 5,643
Regulatory adjustments additional Tier 1 50 48
Available Tier 1 capital 56,618 53,024
Supplementary capital Tier 2 bonds 4) 9,341 9,359
Regulatory adjustments Tier 2 -158 -846
Available Total

capital
65,801 61,537
Risk weighted assets 313,064 306,324
Common equity Tier 1 ratio 15.89% 15.45%
Tier 1 ratio 18.09% 17.31%
Total capital

ratio
21.02% 20.09%
1) Shareholders' equity is determined in accordance with IFRS-EU.
2) The interim profits not included in CET1 capital as per 31 December 2021 were EUR 1,568 million (full-year 2021: EUR
2,388

million, of
which EUR 820

million was paid out as interim dividend in October 2021).
3) All AT1 securities outstanding at 31 December 2021 are CRR-compliant (2020: EUR 983 million was subject to CRR/CRD IV grandfathering
rules).
4) Including EUR 9,188

million which is CRR-compliant (2020: EUR
9,206

million), and EUR
153

million to be replaced as capital recognition is
subject to CRR grandfathering rules (2020: EUR 153

million).
In accordance with the applicable regulation, credit and operational risk models used in the capital ratios
calculations are not audited.
Distribution
ING’s distribution policy is a pay-out ratio of 50 % of resilient net profit and additional return of structural excess capital. The latter to be considered periodically, taking into account alternative opportunities as well as macroeconomic circumstances and the outcome of capital planning. Resilient net profit is defined as net profit adjusted for significant items not linked to the normal course of business. The 50 % pay-out may be in the form of cash or a combination of cash and share repurchases.

For 2021, the resilient net profit amounts to EUR 4,776

million, of which EUR
2,388

million was reserved for
distribution outside of CET1 capital reflecting ING’s distribution policy of a 50 % pay-out ratio. Resilient net profit is equal to the net profit as there were no adjustments to make for significant items not linked to the normal course of business.
In the fourth quarter of 2021 ING resumed the distribution of capital, after the ECB lifted its recommendation to
limit or refrain from dividends in light of the Covid-19 pandemic.

◾ ING paid an amount of EUR 0.48

per share on 12 October 2021, consisting of an interim dividend over

2021
(EUR 0.21

per share) and the remaining amount originally

reserved for the 2020 distribution (EUR
0.27

per
share).

◾ On 5 October 2021 ING commenced a share buyback programme for EUR 1,744 million to distribute the
remaining amount originally reserved over 2019 for distribution. Approximately 92 % of the programme had been completed by 31 December 2021. On 28 February

2022 the share buyback programme was completed.
At the end of 2021, ING has EUR 1,568

million reserved for distribution outside of CET1 capital fully related to reserved profits in 2021 (full-year 2021: EUR 2,388

million, of which EUR
820

million was paid out as interim
dividend in October 2021).

Following ING’s distribution policy of a 50 % pay-out ratio on resilient net profit, the Board has proposed to pay a final cash dividend over 2021 of EUR 0.41

per share. This is subject to the approval by shareholders at the Annual
General Meeting in April 2022.
Processes for managing capital
GT Balance Sheet & Capital Management ensures adherence to ING’s solvency risk appetite statements by planning and executing capital management transactions. The ongoing assessment and monitoring of capital
adequacy is embedded in the capital planning process as

part of the ICAAP framework. As part of the dynamic
business planning process, ING prepares a capital and funding plan on a regular basis for all its material
businesses and assesses continuously the timing,

need and feasibility for capital management actions in scope of its execution strategy.

Sufficient financial flexibility should be preserved to meet important financial objectives.
Risk appetite statements are at the foundation of the capital plan and are cascaded to the different businesses in line with ING’s risk management framework. Contingency capital measures and early warning indicators are in place in conjunction with ING’s contingency and recovery plan to support the strategy in times of stress.
Adverse planning and stress testing, which reflect the outcome of the annual risk assessment,

are integral
components of ING’s risk and capital management framework. It allows to (i) identify and assess potential vulnerabilities in ING’s businesses, business model, portfolios or operating environment; (ii) understand the sensitivities of the core assumptions used in ING’s strategic and capital plan; and (iii) improve decision-making and business steering through balancing risk and return following a forward looking and prudent management approach.
Regulatory requirements
Capital adequacy and the use of required regulatory capital are based on the guidelines developed by the Basel
Committee on Banking Supervision (The Basel Committee) and

the European Union Directives, as implemented
by the Dutch Central Bank and the ECB for supervisory purposes. In 2010,

the Basel Committee issued new
solvency and liquidity requirements that superseded Basel II, implemented in the EU via CRR / CRD. In
accordance with the CRR the minimum Pillar 1 capital requirements applicable to ING Group are: a CET1 ratio of
4.5%, a Tier 1 ratio of 6 % and a Total capital ratio of 8 % of risk-weighted assets.
The overall SREP CET1 requirement (including buffer requirements) for ING Group at a consolidated level remained stable during 2021 and was 10.51 % at the end of 2021. This requirement is the sum of a 4.5 % Pillar I requirement, a 0.98 % Pillar II requirement, a 2.5 % Capital Conservation Buffer (CCB), a 0.03 % Countercyclical
Buffer (CCyB) (based on December 2021 positions) and

a
2.5 % O-SII buffer that is set separately for Dutch
systemic banks by the Dutch Central Bank (De Nederlandsche Bank). This requirement excludes the Pillar II guidance, which is not disclosed.
The Maximum Distributable Amount (MDA) trigger level stood at 10.51 % in 2021 for CET1, 12.34 % for Tier 1
Capital and 14.78 % for Total Capital. These MDA levels are in line with the application of Art.104a in CRD V, which allows ING to partly fulfil the total Pillar II requirement ( 1.75
%) with Additional Tier 1

and Tier 2 securities.
In the event that ING Group breaches an MDA level, ING may face restrictions on dividend payments, coupons on
AT1 securities and payment of variable remuneration.
Ratings
ING’s credit ratings and outlook are shown in the table below.

Each of these ratings reflects only the view of the
applicable rating agency at the time the rating was issued, and any explanation of the significance of a rating may be obtained only from the rating agency.
Main credit ratings of ING at 31 December 2021
S&P Moody’s Fitch GBB-Rating
ING Groep N.V.
Issuer rating

Long-term A- n/a A+
Short-term A-2 n/a F1
Outlook Stable Stable 1) Stable
Senior unsecured rating A- Baa1 A+
1) Outlook refers to the senior unsecured rating.
A security rating is not a recommendation to buy, sell or hold securities and each rating should be evaluated independently of other ratings. There is no assurance that any credit rating will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn entirely by the rating agency if, in
the rating agency’s judgment, circumstances so warrant. ING accepts no responsibility for the accuracy or reliability of the ratings.